Filed with the U.S. Securities and Exchange Commission on September 15, 2022
1933 Act Registration File No. 333-197427
1940 Act File No. 811-22980
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 41	[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 42	[X]
(Check appropriate box or boxes.)
ANGEL OAK FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
3344 Peachtree Road NE, Suite 1725
Atlanta, Georgia 30326
(Address of Principal Executive Offices)
(Registrant’s Telephone Number, including Area Code): (404) 953-4900
Dory S. Black, Esq., President
c/o Angel Oak Capital Advisors, LLC
3344 Peachtree Road NE, Suite 1725
Atlanta, Georgia 30326
(Name and Address of Agent for Service)
Copy to:
Douglas P. Dick
Stephen T. Cohen
Dechert LLP
1900 K Street NW
Washington, DC 20006

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 22, 2022 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ______________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box
[ X ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 39 (the “Amendment”) to its Registration Statement (filed on July 18, 2022) with respect to its series, the Angel Oak Financials Income Fund, until September 22, 2022. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Atlanta, State of Georgia, on September 15, 2022.

Angel Oak Funds Trust

By:	/s/ Dory S. Black
Dory S. Black
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities indicated on September 15, 2022.

Signature	Title

Alvin R. Albe, Jr.*	Trustee
Alvin R. Albe, Jr.

Ira P. Cohen*	Trustee
Ira P. Cohen

Keith M. Schappert*	Trustee
Keith M. Schappert

Andrea N. Mullins*	Trustee
Andrea N. Mullins

Cheryl M. Pate*	Trustee
Cheryl M. Pate

Samuel R. Dunlap, III*	Trustee
Samuel R. Dunlap, III

/s/ Dory S. Black	President and Principal Executive Officer
Dory S. Black

/s/ Daniel Fazioli	Treasurer, Principal Financial Officer and Principal Accounting Officer
Daniel Fazioli

*By: /s/ Dory S. Black Dory S. Black, Attorney-in-Fact Pursuant to Powers of Attorney